Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

These consolidated financial statements have been prepared under accounting principles generally accepted in the United States of America (“U.S. GAAP”). All amounts presented in the consolidated financial statements and notes are expressed in dollars of the United Stated of America (“US$”), which is the Bank’s functional currency. The accompanying consolidated financial statements have been translated from Spanish to English for users outside of the Republic of Panama.

The Accounting Standards Codification (the “ASC”) issued by the Financial Accounting Standards Board (the “FASB”) constitute the single official source of authoritative, non-governmental GAAP, other than guidance issued by the Securities and Exchange Commission (“SEC”). All other literature is considered non-authoritative.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements include the accounts of Bladex Head Office and its subsidiaries. Bladex Head Office consolidates its subsidiaries in which it holds a controlling financial interest. The usual condition for a controlling financial interest is ownership of a majority voting interest. All intercompany balances and transactions have been eliminated for consolidation purposes.

When Bladex holds an interest in investment companies under the “Feeder-Master” structure where the Feeder’s shareholding is diluted and such entity is registered as a mutual fund with a regulatory body, it is considered an investment company. In those cases, the Feeder, and thereby Bladex indirectly, consolidates its participation in the Fund in one line item in the balance sheet, as required by the specialized accounting in the ASC Topic 946 - Financial Services – Investment Companies.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Variable interest entities

Variable interest entities (“VIE”) are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest. Investors that finance the VIE through debt or equity interests or other counterparties that provide other forms of support, such as guarantees, or certain types of derivative contracts, are variable interest holders in the entity.

The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. The Bank would be deemed to have a controlling financial interest and be the primary beneficiary if it has both of the following characteristics:

-	power to direct the activities of a VIE that most significantly impact the entity’s economic performance; and
-	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Equity Method Investments, Policy [Policy Text Block]
Equity method

Investments in companies in which Bladex Head Office exercises significant influence, but not control over its financial and operating policies, and holds an equity participation of at least 20% but not more than 50%, are initially accounted for at cost, which is subsequently adjusted to record the participation of the investment in gains (losses) of the investee after the acquisition date.

Investment, Policy [Policy Text Block]
Specialized accounting for investment companies

The Feeder and the Fund are organized under a “Feeder-Master” structure. Under this structure, the Feeder invests all its assets in the Fund which in turn invests in various assets on behalf of its investor. Specialized accounting for investment companies requires the Feeder to reflect its investment in the Fund in a single line item equal to its proportionate share of the net assets of the Fund, regardless of the level of Feeder’s interest in the Fund. The Feeder records the Fund’s results by accounting for its participation in the net interest income and expenses of the Fund, as well as its participation in the realized and unrealized gains or losses of the Fund.

As permitted by ASC Topic 810-10-25-15 – Consolidation, when Bladex consolidates its investment in the Feeder, it retains the specialized accounting for investment companies applied by the Feeder in the Fund, reporting it within the “Investment fund” line item in the consolidated balance sheet, and presenting the third party investments in the Feeder in the “Redeemable noncontrolling interest” line item between liabilities and stockholders’ equity. The Bank reports interest income and expense from the Fund in the Investment fund line item within interest income and expense, realized and unrealized gains and losses in the “Net gain (loss) from investment fund trading” line item, and expenses from the Fund are reported in “Expenses from the investment fund” line item in the consolidated statements of income.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements requires Management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Material estimates that are particularly susceptible to significant changes relate to the determination of the allowances for credit losses, impairment of securities available-for-sale and held-to-maturity, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash equivalents
Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding pledged deposits.
Repurchase Agreements, Collateral, Policy [Policy Text Block]
Repurchase agreements

Repurchase agreements are generally treated as collateralized financing transactions. When the criteria set forth in the following paragraph are met to account for the transaction as secured financing, the transaction is recorded at the amounts at which the securities will be subsequently reacquired including interest paid, as specified in the respective agreements. Interest is recognized in the consolidated statement of income over the life of the transaction. The fair value of securities to be repurchased is continuously monitored, and additional collateral is obtained or provided where appropriate, to protect against credit exposure.

The Bank’s policy is to relinquish possession of the securities sold under agreements to repurchase. Despite such relinquishment of possession, repurchase agreements qualify as secured financings if and only if all of the following conditions are met: the repurchase agreement must grant the transferor the right and obligation to repurchase or redeem the transferred financial assets; the assets to be repurchased are the same or substantially the same as those transferred; the agreement is to repurchase or redeem them before maturity, at a fixed and determinable price; and the agreement is entered into concurrently at the transfer date.

When repurchase agreements do not meet the above-noted conditions, they qualify as sales of securities, for which the related security is removed from the balance sheet and a forward purchase agreement is recognized for the obligation to repurchase the security. Changes in fair value of the forward purchase agreement as well as any gain or loss resulting from the sale of securities under repurchase agreements are reported in earnings of the period within net gain (loss) from trading securities.

Trading Assets and Liabilities [Policy Text Block]
Trading assets and liabilities

Trading assets and liabilities include bonds acquired for trading purposes, and receivables (unrealized gains) and payables (unrealized losses) related to derivative financial instruments which are not designated as hedges or which do not qualify for hedge accounting. These amounts include the derivative assets and liabilities net of cash received or paid, respectively, under legally enforceable master netting agreements.

Trading assets and liabilities are carried at fair value. Unrealized and realized gains and losses on trading assets and liabilities are recorded in earnings as net gain (loss) from trading securities.

Marketable Securities, Policy [Policy Text Block]
Investment securities

Securities are classified at the date of purchase based on the ability and intent to sell or hold them as investments. These securities consist of debt securities such as: negotiable commercial paper, bonds and floating rate notes.

Interest on securities is recognized based on the interest method. Amortization of premiums and discounts are included in interest income as an adjustment to the yield.

Securities available-for-sale

These securities consist of debt instruments that the Bank buys with the intention of selling them prior to maturity and are subject to the same approval criteria as the rest of the credit portfolio. These securities are carried at fair value. Unrealized gains and losses are reported as net increases or decreases to other comprehensive income (loss) (OCI) in stockholders’ equity until they are realized. Realized gains and losses from the sale of securities which are included in net gain on sale of securities are determined using the specific identification method.

Securities held-to-maturity

Securities classified as held-to-maturity represent securities that the Bank has the ability and the intent to hold until maturity. These securities are carried at amortized cost and are subject to the same approval criteria as the rest of the credit portfolio.

Impairment of securities

The Bank conducts periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other-than-temporary. Impairment of securities is evaluated considering numerous factors, and their relative significance varies case by case. Factors considered in determining whether unrealized losses are temporary include: the length of time and extent to which the fair value has been less than cost, the severity of the impairment, the cause of the impairment and the financial condition of the issuer, activity in the market of the issuer which may indicate adverse credit conditions, the intent and ability of the Bank to retain the security for a sufficient period of time to allow of an anticipated recovery in the market value (with respect to equity securities) and the intent and probability of the Bank to sell the security before the recovery of its amortized cost (with respect to debt securities). If, based on the analysis, it is determined that the impairment is other-than-temporary, the security is written down to its fair value, and a loss is recognized through earnings as impairment loss on assets.

In cases where the Bank does not intend to sell a debt security and estimates that it will not be required to sell the security before the recovery of its amortized cost basis, the Bank periodically estimates if it will recover the amortized cost of the security through the present value of expected cash flows. If the present value of expected cash flows is less than the amortized cost of the security, it is determined that an other-than-temporary impairment has occurred. The amount of this impairment representing credit loss is recognized through earnings and the residual of the other-than-temporary impairment related to non-credit factors is recognized in other comprehensive income (loss).

In periods subsequent to the recognition of the other-than-temporary impairment, the difference between the new amortized cost and the expected cash flows to be collected is accreted as interest income. The present value of the expected cash flows is estimated over the life of the debt security.

The other-than-temporary impairment of securities held-to-maturity that has been recognized in other comprehensive income (loss) is accreted to the amortized cost of the debt security prospectively over its remaining life.

Interest accrual is suspended on securities that are in default, or on which it is likely that future interest payments will not be received as scheduled.

Investment Fund [Policy Text Block]
Investment Fund

The Feeder records its investment in the Fund at fair value, which is the Feeder’s proportionate interest in the net assets of the Fund. The Fund invests in trading assets and liabilities that are carried at fair value. The Fund reports trading gains and losses from negotiation of these instruments as realized and unrealized gains and losses on investments.

Other Investments [Policy Text Block]
Other investments

Other investments that mainly consist of unlisted stock are recorded at cost and are included in other assets. The Bank determined that it is not practicable to obtain the fair value of these investments, as these shares are not traded in a secondary market. Performance of these investments is evaluated periodically and declines that are determined to be other-than-temporary are charged to earnings as impairment on assets (See Note 11).

Policy Loans Receivable, Policy [Policy Text Block]
Loans

Loans are reported at their amortized cost considering the principal outstanding amounts net of unearned income, deferred fees and allowance for loan losses. Interest income is recognized using the interest method. The amortization of net unearned income and deferred fees are recognized as an adjustment to the related loan yield using the effective interest method.

Purchased loans are recorded at acquisition cost. The difference between the principal and the acquisition cost of loans, the premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are expensed when incurred.

The Bank identifies loans as delinquent when no debt service and/or interest payment has been received for 30 days after such payments were due. The outstanding balance of a loan is considered past due when the total principal balance with one single balloon payment has not been received within 30 days after such payment was due, or when no agreed-upon periodical payment has been received for a period of 90 days after the agreed-upon date.

Loans are placed in a non-accrual status when interest or principal is overdue for 90 days or more, or before if the Bank’s Management believes there is an uncertainty with respect to the ultimate collection of principal or interest. Any interest receivable on non-accruing loans is reversed and charged-off against earnings. Interest on these loans is only recorded as earned when collected. Non-accruing loans are returned to an accrual status when (1) all contractual principal and interest amounts are current; (2) there is a sustained period of repayment performance in accordance with the contractual terms of at least six months; and (3) if in the Bank Management’s opinion the loan is fully collectible.

A modified loan is considered a troubled debt restructuring when the debtor is experiencing financial difficulties and if the restructuring constitutes a concession to the debtor. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the debt or reduction of accrued interest, among others. Marketable securities received in exchange for loans under troubled debt restructurings are initially recorded at fair value, with any gain or loss recorded as a recovery or charge to the allowance, and are subsequently accounted for as securities available-for-sale.

A loan is considered impaired, and also placed on a non-accrual basis, when based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to original contractual terms of the loan agreement.Factors considered by the Bank’s Management in determining impairment include collection status, collateral value, and economic conditions in the borrower’s country of residence. Impaired loans also include those modified loans considered troubled debt restructurings. When current events or available information confirm that specific impaired loans or portions thereof are uncollectible, such impaired loans are charged-off against the allowance for loan losses.

The reserve for losses on impaired loans is determined considering all available evidence, including the present value of expected future cash flows discounted at the loan's original contractual interest rate and/or the fair value of the collateral, if applicable. If the loan’s repayment is dependent on the sale of the collateral, the fair value considers costs to sell.

The Bank maintains a system of internal credit quality indicators. These indicators are assigned depending on several factors which include: profitability, quality of assets, liquidity and cash flows, capitalization and indebtedness, economic environment and positioning, regulatory framework and/or industry, sensitivity scenarios and the quality of debtor’s management and shareholders. A description of these indicators is as follows:

Rating	Classification	Description
1 to 6	Normal	Clients with payment ability to satisfy their financial commitments.
7	Special Mention

Clients exposed to systemic risks specific to the country or the industry in which they are located, facing adverse situations in their operation or financial condition. At this level, access to new funding is uncertain.

8	Substandard

Clients whose primary source of payment (operating cash flow) is inadequate and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, endangering recovery of unpaid balances.

9	Doubtful

Clients whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms. Due to the fact that the debtor presents an impaired financial and economic situation, the likelihood of recovery is low.

10	Unrecoverable	Clients with operating cash flow that does not cover their costs, are in suspension of payments, presumably they will also have difficulties to fulfill possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

In order to maintain a periodical monitoring of the quality of the portfolio, loans with ratings between 1 and 5 are reviewed annually, ratings 6 are reviewed semi-annually, and those with ratings above 6 are reviewed quarterly.

The Bank's lending portfolio is summarized in the following segments: corporations, sovereign, middle-market companies and banking and financial institutions. The distinction between corporations and middle-market companies depends on the client’s level of annual sales in relation to the country risk, among other criteria. Except for the sovereign segment, segments are broken down into state-owned and private.

The Bank's lending policy is applicable to all classes of loans.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Transfer of financial assets

Transfers of financial assets, primarily loans, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) the assets have been isolated from the Bank even in bankruptcy or other receivership; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or does not have the right to cause the assets to be returned. Upon completion of a transfer of assets that satisfies the conditions described above to be accounted for as a sale, the Bank recognizes the assets as sold and records in earnings any gain or loss on the sale. The Bank may retain interest in loans sold in the form of servicing rights. Gains or losses on sale of loans depend in part on the carrying amount of the financial instrument involved in the transfer, and its fair value at the date of transfer.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for credit losses

The allowance for credit losses is provided for losses derived from the credit extension process, inherent in the loan portfolio and off-balance sheet financial instruments, using the reserve method of providing for credit losses. Additions to the allowance for credit losses are made by debiting earnings. Credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to earnings. The allowance attributable to loans is reported as a deduction of loans and the allowance for off-balance sheet credit risk, such as, letters of credit and guarantees, is reported as a liability.

The allowance for possible credit losses includes an asset-specific component and a formula-based component. The asset-specific component, or specific allowance, relates to the provision for losses on credits considered impaired and measured on a case-by-case basis. A specific allowance is established when the discounted cash flows (or observable market price of collateral) of the credit is lower than the carrying value of that credit. The formula-based component, or generic allowance, covers the Bank’s performing credit portfolio and is established based in a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. The statistical calculation is a product of internal risk classifications, probabilities of default and loss given default. The probability of default is supported by Bladex’s historical portfolio performance complemented by probabilities of default provided by external sources, in view of the greater robustness of this external data for some cases. The loss given default is based on Bladex’s historical losses experience and best practices. The reserve balances, for both on and off-balance sheet credit exposures, are calculated applying the following formula:

Reserves = ∑(E x PD x LGD); where:

-	Exposure (E) = the total accounting balance (on and off-balance sheet) at the end of the period under review.
-	Probabilities of Default (PD) = one-year probability of default applied to the portfolio. Default rates are based on Bladex’s historical portfolio performance per rating category, complemented by Standard & Poor’s (“S&P”) probabilities of default for categories 6, 7 and 8, in view of the greater robustness of S&P data for such cases.
-	Loss Given Default (LGD) = a factor is utilized, based on historical information, same as based on best practices in the banking industry. Management applies judgment and historical loss experience.

Management can also apply complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data.

The allowance policy is applicable to all classes of loans and off-balance sheet financial instruments of the Bank.

Commissions, Policy [Policy Text Block]
Fees and commissions

Loan origination fees, net of direct loan origination costs, are deferred, and the net amount is recognized as revenue over the contractual term of the loans as an adjustment to the yield. These net fees are not recognized as revenue during periods in which interest income on loans is suspended because of concerns about the realization of loan principal or interest. Underwriting fees are recognized as revenue when the Bank has rendered all services to the issuer and is entitled to collect the fee from the issuer, when there are no contingencies related to the fee. Underwriting fees are recognized net of syndicate expenses. In addition, the Bank recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria. Fees received in connection with a modification of terms of a troubled debt restructuring are applied as a reduction of the recorded investment in the loan. Fees earned on letters of credit, guarantees and other commitments are amortized using the straight-line method over the life of such instruments.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and equipment

Premises and equipment, including the electronic data processing equipment, are carried at cost less accumulated depreciation and amortization, except land, which was carried at acquisition cost. Depreciation and amortization are charged to operations using the straight-line method, over the estimated useful life of the related asset. The estimated original useful life for furniture and equipment is 3 to 5 years and for improvements is 3 to 15 years. The building was depreciated in a period of 40 years.

The Bank defers the cost of internal-use software that has a useful life in excess of one year in accordance with ASC Topic 350-40 - Intangibles – Goodwill and Other – Internal-Use Software. These costs consist of payments made to third parties related to the use of licenses and installation of both, software and hardware. Subsequent additions, modifications or upgrades to internal-use software are capitalized only to the extent that they allow the software to perform a task it previously did not perform. Software maintenance and training costs are expensed in the period in which they are incurred. Capitalized internal use software costs are amortized using the straight-line method over their estimated useful lives, generally consisting of 5 years.

Debt, Policy [Policy Text Block]
Borrowings and debt
Short and long-term borrowings and debt are accounted for at amortized cost.
Capital Reserve [Policy Text Block]
Capital reserves

Capital reserves are established as a segregation of retained earnings and are, as such, a form of retained earnings. Even though the constitution of capital reserves is not required by the SBP, their reductions require the approval of the Bank’s Board of Directors and the SBP.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation and stock options plans

The Bank applies ASC Topic 718 – Compensation - Stock Compensation to account for compensation costs on restricted stock and stock option plans. Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee, using the straight-line method. The fair value of each option is estimated at the grant date using a binomial option-pricing model. For the year 2010, the options’ expected term was calculated using the simplified weighted average method because the Bank did not have sufficient historical exercise data to provide for a reasonable basis to estimate expected term.

When options and stock are exercised, the Bank’s policy is to reissue shares from treasury stock.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
Derivative financial instruments and hedge accounting

The Bank uses derivative financial instruments for its management of interest rate and foreign exchange risks. Interest rate swap contracts, cross-currency swap contracts and forward foreign exchange contracts have been used to manage interest rate and foreign exchange risks associated with debt securities and borrowings with fixed rates, and loans and borrowings in foreign currency. These contracts can be classified as fair value and cash flow hedges. In addition, forward foreign exchange contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than US dollar. These contracts are classified as net investment hedges.

The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.

Derivatives held for trading purposes include interest rate swap, cross-currency swap, forward foreign exchange and future contracts used for risk management purposes that do not qualify for hedge accounting. The fair value of trading derivatives is reported as trading assets or trading liabilities, as applicable. Changes in realized and unrealized gains and losses and interest from these trading instruments are included in net gain (loss) from trading securities.

Derivatives for hedging purposes primarily include forward foreign exchange contracts and interest rate swap contracts in US dollars and cross-currency swaps. Derivative contracts designated and qualifying for hedge accounting are reported in the consolidated balance sheet as derivative financial instruments used for hedging - receivable and payable, as applicable, and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported in current-period earnings. The Bank discontinues hedge accounting prospectively in the following situations:

1.	It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.	The derivative expires or is sold, terminated or exercised.

3.	The Bank otherwise determines that designation of the derivative as a hedging instrument is no longer appropriate.

The Bank carries all derivative financial instruments in the consolidated balance sheet at fair value. For qualifying fair value hedges, all changes in the fair value of the derivative and the fair value of the item for the risk being hedged are recognized in earnings. If the hedge relationship is terminated, then the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment. The Bank applies the shortcut method of hedge accounting that does not recognize ineffectiveness in hedges of interest rate swap that meet the requirements of ASC Topic 815-20-25-104. For qualifying cash flow hedges and net investment hedges, the effective portion of the change in the fair value of the derivative is recorded in OCI and recognized in the consolidated statement of income when the hedged cash flows affect earnings. The ineffective portion is recognized in the consolidated statement of income as activities of derivative financial instruments and hedging. If the cash flow hedge relationship is terminated, related amounts in OCI are reclassified into earnings when hedged cash flows occur.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

Assets and liabilities of foreign subsidiaries whose local currency is considered their functional currency, are translated into the reporting currency, US dollars, using period-end spot foreign exchange rates. The Bank uses monthly-averaged exchange rates to translate revenues and expenses from local functional currency into US dollars. The effects of those translations adjustments are reported as a component of the Other comprehensive income (loss) in the stockholders’ equity.

Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of the foreign entity with the US dollar as their functional currency, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollars using period-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollars are included in current year’s earnings in the Gain (loss) on foreign currency exchange item.

Income Tax, Policy [Policy Text Block]
Income taxes

•	Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract signed between the Republic of Panama and Bladex.
•	The Feeder, the Fund, and BLX Brazil Ltd. are not subject to income taxes in accordance with the laws of the Cayman Islands. These companies received an undertaking exempting them from taxation of all future profits until March 7, 2026 for the Feeder and the Fund, and until November 23, 2030 for BLX Brazil Ltd.
•	Bladex Representacao Ltda., Bladex Investimentos Ltda., and Bladex Asset Management Brazil – Gestora de Recursos Ltda. are subject to income taxes in Brazil.
•	The New York Agency and Bladex’s subsidiaries incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.

Such amounts of income taxes have been immaterial to date.

Redeemable Noncontrolling Interest [Policy Text Block]
Redeemable noncontrolling interest

ASC Topic 810 - Consolidation requires that a noncontrolling interest, previously referred to as a minority interest, in a consolidated subsidiary be reported as a separate component of equity and the amount of consolidated net income specifically attributable to the noncontrolling interest be presented separately, below net income in the consolidated statement of income.

Furthermore, in accordance with ASC 480-10-S99, equity securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of equity. The terms of third party investments in the consolidated funds contain a redemption clause which allows the holders the option to redeem their investment at fair value.  Accordingly, the Bank presents the noncontrolling interest between liabilities and stockholders’ equity in the consolidated balance sheets.

Net assets of the Feeder and the Brazilian Fund are measured and presented at fair value, given the nature of their net assets (i.e. represented mainly by cash and investments in securities).  Therefore, when calculating the value of the redeemable noncontrolling interest under ASC Topic 810, such amount is already recorded at its fair value and no further adjustments under ASC 480-10-S99 are necessary.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share

Basic earnings per share is computed by dividing the net income attributable to Bladex (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on net earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and other stock plans could exercise their options. The number of potential common shares that would be issued is determined using the treasury stock method.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting standards

During 2012 and 2011, new accounting standards, modifications, interpretations, and updates to standards (“ASU”), applicable to the Bank, have been issued and are not in effect. These standards establish the following:

ASU 2011-11 – Balance Sheet (Topic 210)

This update requires an entity to disclose information about financial instruments and derivative instruments that are either offset in the balance sheet or subject to enforceable master netting arrangements or similar agreements, irrespective of whether they are offset. Entities are required to disclose both gross and net information about instruments and transactions eligible for offset and instruments and transactions subject to an agreement similar to a master netting arrangement.

This update is effective for interim and annual periods beginning on or after January 1, 2013. Entities should provide the disclosures required by this update retrospectively for all comparative periods presented. The Bank does not anticipate any material impact on its financial statements as a result of those disclosures.

ASU 2012-04 – Technical Corrections and Improvements

The amendments in this update are intended to make minor improvements to the Accounting Standard Codification that are not expected to have a significant effect on current accounting practice. Additionally, these amendments will make the Codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications.

This update is effective for annual periods beginning on or after December 15, 2012. The Bank is evaluating the potential impact of this update in its financial statements.